Trade accounts and other receivables from unrelated parties	12 Months Ended
Dec. 31, 2025
Trade accounts and other receivables from unrelated parties
Trade accounts and other receivables from unrelated parties

8.Trade accounts and other receivables from unrelated parties

As of December 31, 2025 and December 31, 2024, trade accounts and other receivables from unrelated parties are as follows:

Trade accounts and other receivables from unrelated parties
in € K
	December 31, 2025		December 31, 2024
		thereof credit-		thereof credit-
		impaired (1)		impaired (1)
Trade accounts and other receivables, gross	3,349,982	403,806	3,573,550	371,862
thereof finance lease receivables	64,385	—	68,460	—
less expected credit losses	(207,684)	(158,233)	(206,439)	(139,170)
Trade accounts and other receivables	3,142,298	245,573	3,367,111	232,692
(1)	Trade accounts receivable balances are credit-impaired when one or more events have occurred that have a detrimental impact on the estimated future cash flows of the receivable balance (e.g. overdue by more than one year, etc.).

Other receivables in the amount of €124,294 at December 31, 2025 (December 31, 2024: €108,931) include receivables from finance leases, operating leases and insurance contracts. For further information, see note 1 k).

All trade accounts and other receivables from unrelated parties are due within one year.

Trade accounts receivables and finance lease receivables with a term of more than one year in the amount of €102,235 at December 31, 2025 (December 31, 2024: €111,864) are included in the balance sheet item “Other non-current financial assets.” The majority of finance lease receivables are due within 5 years.

The following table shows the development of expected credit losses in the fiscal years 2025, 2024, and 2023:

Development of expected credit losses for doubtful accounts from unrelated parties in K €
	2025	2024	2023

Expected credit losses as of January 1	206,439	261,854	168,681
Change in valuation allowances as recorded in the consolidated statements of income	28,966	18,968	112,242
Write-offs and recoveries of amounts previously written-off	(19,685)	(37,622)	(11,617)
Changes in consolidation group	(106)	(23,030)	(872)
Reclassifications (1)	—	(13,264)	(924)
Foreign currency translation	(7,930)	(467)	(5,656)
Expected credit losses as of December 31	207,684	206,439	261,854
(1)	Includes expected credit losses related to trade accounts and other receivables from unrelated parties which have been reclassified as assets held for sale.

The following tables show the aging analysis of trade accounts and other receivables from unrelated parties and expected credit losses as of December 31, 2025 and as of December 31, 2024:

Aging analysis of trade accounts and other receivables from unrelated parties 2025 in € K

		up to 3	3 to 6	6 to 12	more than
		months	months	months	12 months
	not overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	2,215,955	580,862	149,619	185,143	218,403	3,349,982
less expected credit losses	(36,890)	(5,959)	(4,515)	(11,412)	(148,908)	(207,684)
Trade accounts and other receivables, net	2,179,065	574,903	145,104	173,731	69,495	3,142,298

Aging analysis of trade accounts and other receivables from unrelated parties 2024 in € K

		up to 3	3 to 6	6 to 12	more than
		months	months	months	12 months
	not overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	2,147,823	733,582	201,243	250,406	240,496	3,573,550
less expected credit losses	(34,555)	(5,187)	(8,763)	(25,273)	(132,661)	(206,439)
Trade accounts and other receivables, net	2,113,268	728,395	192,480	225,133	107,835	3,367,111

The following table provides a reconciliation of the Company’s portfolios of insurance and reinsurance contracts, showing the change in insurance and reinsurance contract receivables (liabilities) as of December 31, 2025 and 2024.

Reinsurance contract receivables and liabilities
in € K	2025			2024
		Risk			Risk
	Present	adjustment		Present	adjustment
	value of	for non-		value of	for non-
	future	financial		future	financial
	cash flows	risk	Total	cash flows	risk	Total
Reinsurance contract receivables (liabilities) as at January 1,	(9,287)	(701)	(9,988)	53,137	(931)	52,206
Incurred claims and other directly attributable expenses	(211,997)	208	(211,789)	(245,035)	278	(244,757)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	19,354	—	19,354	(58,654)	—	(58,654)
Claims and other directly attributable expenses paid	(618,473)	—	(618,473)	(562,067)	—	(562,067)
Premium revenue	827,891	—	827,891	802,597	—	802,597
Foreign currency translation and other changes	433	74	507	735	(48)	687
Reinsurance contract receivables (liabilities) as at December 31,	7,921	(419)	7,502	(9,287)	(701)	(9,988)
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €32,974 and €(14,916) as of December 31, 2025 and 2024, respectively.

Insurance contract receivables and liabilities
in € K	2025			2024
		Risk			Risk
	Present	adjustment		Present	adjustment
	value of	for non-		value of	for non-
	future	financial		future	financial
	cash flows	risk	Total	cash flows	risk	Total
Insurance contract receivables (liabilities) as at January 1,	(7,751)	(588)	(8,339)	27,389	(553)	26,836
Incurred claims and other directly attributable expenses	(367,292)	(58)	(367,350)	(242,885)	—	(242,885)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	8,475	—	8,475	(16,108)	—	(16,108)
Claims and other directly attributable expenses paid	(845,988)	—	(845,988)	(604,843)	—	(604,843)
Premium revenue	1,225,709	—	1,225,709	828,437	—	828,437
Foreign currency translation and other changes	95	70	165	259	(35)	224
Insurance contract receivables (liabilities) as at December 31,	13,248	(576)	12,672	(7,751)	(588)	(8,339)
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €30,137 and €(2,095) as of December 31, 2025 and 2024, respectively.